Derivative Financial Instruments - Details of current and potential exposures and aggregated by credit rating (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Current [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ (72,209)
Current [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(130,249)
Current [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(27,245)
Current [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	30,782
Current [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	11,789
Current [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(96,518)
Less than 1 year [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	742,962
Less than 1 year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	522,461
Less than 1 year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	136,227
Less than 1 year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,466,768
Less than 1 year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	17,647
Less than 1 year [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	132,334
One to Three Year [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	854,567
One to Three Year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	612,378
One to Three Year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	8,981
One to Three Year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	2,061,585
One to Three Year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	17,870
One to Three Year [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	290,902
3-5 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	475,113
3-5 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	578,755
3-5 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
3-5 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	2,182,363
3-5 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
3-5 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	266,888
5-7 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	339,170
5-7 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	178,066
5-7 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
5-7 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	2,260,625
5-7 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
5-7 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	228,173
7-10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	131,657
7-10 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	165,637
7-10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
7-10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,163,814
7-10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
7-10 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	164,372
More than 10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	628,498
More than 10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ 0